Operating Lease Liabilities - Maturity Analysis of the Undiscounted Cash Flows of The Company's Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
One year	$ 1,273	$ 1,314
Between one and two years	1,495	1,138
Between two and three years	139	1,342
Between three and four years	25	92
Between four and five years	0	23
Total	2,932	3,909
Less: Discount adjustment	(93)	(155)
Total operating lease liabilities	2,839	3,754
Less: current portion	(1,203)	(1,180)
Total operating lease liabilities, non-current portion	$ 1,636	$ 2,574